Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	NOTE 13. RELATED PARTY TRANSACTIONS The Company did not enter into any related party transactions in the year ended December 31, 2014.